GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Changes to Goodwill

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	2013
Balance at beginning of year	$16,934
Acquisition - FingerRockz (Note 4)	496
Impairment charge - FunTown and FingerRockz (Note 9)	(17,054)
Translation adjustment	(376)

Balance at end of year	$—